EARNINGS (LOSS) PER SHARE - Disclosure of earnings (loss) per share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net income (loss) attributable to common shareholders - basic and diluted	$ 82,726	$ (25,971)
Weighted-average number of common shares	288,560	286,236
Effect of dilutive securities:
Stock options	2,419	0
Weighted-average number of diluted common shares	290,979	286,236
Earnings (loss) per common share
Basic earnings (loss) per share	$ 0.29	$ (0.09)
Diluted earnings (loss) per share	$ 0.28	$ (0.09)